Equity Method Investments	6 Months Ended
Jun. 30, 2024
Equity Method Investments [Abstract]
Equity Method Investments

4.

Equity Method Investments
a)

Diana Wilhelmsen Management Limited, or DWM:

DWM is a joint venture between

Diana Ship
Management Inc., a

wholly owned subsidiary

of DSI, and

Wilhelmsen Ship Management

Holding AS, an
unaffiliated

third

party,

each

holding
50
%

of

DWM.

As

of

June

30,

2024

and

December

31,

2023,

the
investment

in

DWM

amounted

to

$
743

and

$
734

and

is

included

in

equity

method

investments

in

the
accompanying

consolidated

balance

sheets.

For

the

six

months

ended

June

30,

2024

and

2023,

the
investment

in

DWM

resulted

in

a

gain

of

$
8

and

$
202
,

respectively,

included

in

gain/(loss)

from

equity
method

investments in

the

accompanying

unaudited interim

consolidated statements

of

comprehensive
income/(loss).
DWM

provides

commercial

and

technical

management

to

six

of

the

Company’s

vessels

for

a

fixed
monthly fee and

a percentage of

their gross revenues.

Management fees for

the six months

ended June
30,

2024

and

2023

amounted

to

$
666

and

$
647
,

respectively,

and

are

separately

presented

as
management

fees

to

related

party

in

the

accompanying

unaudited

interim

consolidated

statements

of
comprehensive

income/(loss).

Commissions

during

the

six

months

ended

June

30,

2024

and

2023
amounted to

$
185

and

$
194
,

respectively,

and are

included in

voyage expenses,

in

the

accompanying
unaudited

interim

consolidated

statements

of

comprehensive

income/(loss).

As

of

June

30,

2024

and
December 31,

2023, there

was an

amount of

$
9

and $
25
, respectively,

due from

DWM included

in due
from related parties in the accompanying consolidated balance sheets.

b)

Bergen

Ultra

LP,

or

Bergen:

Bergen

is

a

limited

partnership

which

was

established

for

the
purpose

of

acquiring,

owning,

chartering

and/or

operating

a

vessel

and

in

which

the

Company

has
partnership

interests

of
25
%.

For

the

six

months

ended

June

30,

2024

and

2023,

the

investment

in
Bergen resulted in gain of $ 195

and $
42
, respectively and is included in

gain/(loss) on investments in the
accompanying

unaudited

interim

consolidated

statements

of

comprehensive

income/(loss).

As

of

June
30,

2024

and

December

31,

2023,

the

investment

in

Bergen

amounted

to

$
4,895

and

$
4,700 ,
respectively,

and

is

included

in

equity

method

investments

in

the

accompanying

consolidated

balance
sheets.

The

Company

has

an

administrative

agreement

with

Bergen

under

which

it

provides

administrative
services

and

a

commission

agreement

under

which

it

guarantees

Bergen’s

loan

and

receives

a
commission of 0.8
% per annum on

the outstanding balance of

the loan, paid quarterly

(Note 10). For

the
six months ended June 30, 2024

and 2023, income from management fees from Bergen

amounted to $
8
and $ 3 , respectively, included in time charter revenues and income from the commission paid on the loan guarantee

amounted

to

$
17

and

$
22
,

respectively,

included

in

interest

and

other

income

in

the

2024
accompanying unaudited interim consolidated statement of

comprehensive income/(loss).

As of June 30,

2024, and

December 31,

2023, there

was an

amount of

$
295

and $
443
, respectively,

due from

Bergen
included in due from related parties, current and non-current.
c)

Windward

Offshore

GmbH,

or

Windward:

On

November

7,

2023,

the

Company

through

its
wholly owned subsidiary Diana

Energize Inc., or

Diana Energize, entered into

a joint venture

agreement,
with two

unrelated

companies

to

form

Windward

Offshore

GmbH

&

Co.

KG

or

Windward,

based

in
Germany, for

the purpose of establishing and operating an

offshore wind vessel company with the aim

of
becoming a leading provider

of service vessels to

the growing offshore

wind industry and acquire certain
vessels. Diana Energize agreed to

contribute
50,000,000

Euro, being
45.87
% of the

limited partnership’s
capital

and

as

of

June

30,

2024

and

December

31,

2023,

the

investment

amounted

to

$
36,231

and
$ 10,063
, respectively, mainly

consisting of advances to fund the construction of
four

vessels and working
capital. For

the six

months ended

June 30,

2024, the

investment in

Windward resulted in

a loss

of $
434
and

is

included

in

gain/(loss)

from

equity

method

investments

in

the

six

months

ended

June

30,

2024
accompanying unaudited interim consolidated statement of comprehensive income/(loss).
d)

Cohen

Global

Maritime

Inc.,

or

Cohen:

On

September

12,

2023,

the

Company

through

its
wholly

owned

subsidiary

Cebu

Shipping

Company

Inc.,

or

Cebu,

acquired
24
%

of

Cohen,

a

company
organized in the Republic of the Philippines for the purpose of engaging in the manning agency business.
As

of

June

30,

2024

and

December

31,

2023,

the

Company’s

investment in

Cohen

amounted to

$
340
and $ 272
, respectively,

consisting of

set up

costs and

advances paid

to acquire

the license

required to
engage in the manning agency business.